Acquisitions and Dispositions - Purchase Price Allocation of Identifiable Intangible Assets (Detail) - Gallatin Steel Company [Member] $ in Thousands	Oct. 08, 2014 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 67,150
Gallatin [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	67,150
Gallatin [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 58,250
Weighted - Average Life	20 years
Gallatin [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 8,900
Weighted - Average Life	5 years